Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2022	Jul. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Vincent McMahon (1)		Stephanie McMahon (2)		Nick Khan (3)		Non-CEO NEOs (4)		Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total $	Compensation Actually Paid (5)(6) $	Summary Compensation Table Total $	Compensation Actually Paid (5)(6) $	Summary Compensation Table Total $	Compensation Actually Paid (5)(6) $	Average Summary Compensation Table Total $	Average Compensation Actually Paid (5)(6) $	WWE $	S&P US BMI Media & Entertainment Index $	Net Income (in millions) $	Adjusted OIBDA (in millions) $

2022	12,413,833	-292,437	14,283,526	11,251,129	24,873,606	19,212,760	7,773,102	8,871,744	108.6	90.7	195.6	384.6
2021	5,051,547	5,797,169	N/A	N/A	N/A	N/A	3,995,173	3,941,461	77.6	163.4	177.4	327.1
2020	3,905,792	2,057,290	N/A	N/A	N/A	N/A	3,409,744	-505,976	74.9	133.5	131.8	286.2

Company Selected Measure Name				Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]

(1)	Vincent McMahon resigned as CEO effective July 22, 2022.
(2)	Stephanie McMahon was appointed Co-CEO effective July 22, 2022.
(3)	Nick Khan was appointed Co-CEO effective July 22, 2022.
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Frank Riddick, Paul Levesque, Kevin Dunn, Suzette Ramirez-Carr

2021: Stephanie McMahon, Nick Khan, Frank Riddick, Paul Levesque, Kristina Salen

2020: Stephanie McMahon, Nick Khan, Frank Riddick, Paul Levesque, Kristina Salen, George Barrios

Adjustment To PEO Compensation, Footnote [Text Block]

(5)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022					2021		2020
	Vincent McMahon	Stephanie McMahon	Nick Khan	Average Non- CEO NEOs	Vincent McMahon		Average Non- CEO NEOs	Vincent McMahon	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$12,413,833	$14,283,526	$24,873,606	$7,773,102		$5,051,547	$3,995,173	$3,905,792	$3,409,744
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,267,050)	$(12,361,738)	$(21,096,312)	$(5,495,176)		$(1,671,260)	$(1,751,778)	$(1,636,594)	$(1,380,427)
Year-end fair value of unvested awards granted in the current year	$—	$8,921,098	$15,646,583	$4,875,115		$2,354,213	$1,717,614	$964,460	$795,788
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$257,438	$752,822	$845,335		$30,522	$23,124	$(592,281)	$(74,468)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$567,884		$—	$20,006	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$464,233	$150,805	$(963,940)	$305,484		$32,147	$5,937	$(584,088)	$(167,285)
Forfeitures during current year equal to prior year-end fair value	$(1,903,453)	$—	$—	$—	$		$(68,614)	$—	$(3,089,328)
Total Adjustments for Equity Awards	$(12,706,270)	$(3,032,397)	$(5,660,846)	$1,098,642		$745,622	$(53,712)	$(1,848,502)	$(3,915,720)
Compensation Actually Paid (as calculated)*	-292,437	11,251,129	19,212,760	8,871,744		5,797,169	3,941,461	2,057,290	-505,976

*	No adjustments made for pension or dividends not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount				$ 7,773,102	$ 3,995,173	$ 3,409,744
Non-PEO NEO Average Compensation Actually Paid Amount	[1]			$ 8,871,744	3,941,461	(505,976)
Equity Valuation Assumption Difference, Footnote [Text Block]				Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]				CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]				CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]				CAP and Adjusted OIBDA
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

In WWE’s assessment, the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance were the following:

•	Adjusted OIBDA
•	Revenue
•	Free Cash Flow

Total Shareholder Return Amount				$ 108.6	77.6	74.9
Peer Group Total Shareholder Return Amount				90.7	163.4	133.5
Net Income (Loss)				$ 195,600,000	$ 177,400,000	$ 131,800,000
Company Selected Measure Amount				384,600,000	327,100,000	286,200,000
PEO Name		Nick Khan	Vincent McMahon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Free Cash Flow
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (5,495,176)	$ (1,751,778)	$ (1,380,427)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,875,115	1,717,614	795,788
Non-PEO NEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				845,335	23,124	(74,468)
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				567,884	20,006
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				305,484	5,937	(167,285)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(68,614)	(3,089,328)
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,098,642	(53,712)	(3,915,720)
Vincent Mc Mahon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				12,413,833	5,051,547	3,905,792
PEO Actually Paid Compensation Amount	[1]			(292,437)	5,797,169	2,057,290
Vincent Mc Mahon [Member] | PEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,267,050)	(1,671,260)	(1,636,594)
Vincent Mc Mahon [Member] | PEO [Member] | Year End Fair Value Of Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,354,213	964,460
Vincent Mc Mahon [Member] | PEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					30,522	(592,281)
Vincent Mc Mahon [Member] | PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vincent Mc Mahon [Member] | PEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				464,233	32,147	(584,088)
Vincent Mc Mahon [Member] | PEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,903,453)
Vincent Mc Mahon [Member] | PEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(12,706,270)	$ 745,622	$ (1,848,502)
Stephanie Mc Mahon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				14,283,526
PEO Actually Paid Compensation Amount	[1]			11,251,129
PEO Name		Stephanie McMahon
Stephanie Mc Mahon [Member] | PEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(12,361,738)
Stephanie Mc Mahon [Member] | PEO [Member] | Year End Fair Value Of Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,921,098
Stephanie Mc Mahon [Member] | PEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				257,438
Stephanie Mc Mahon [Member] | PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephanie Mc Mahon [Member] | PEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				150,805
Stephanie Mc Mahon [Member] | PEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephanie Mc Mahon [Member] | PEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,032,397)
Nick Khan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				24,873,606
PEO Actually Paid Compensation Amount	[1]			19,212,760
Nick Khan [Member] | PEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(21,096,312)
Nick Khan [Member] | PEO [Member] | Year End Fair Value Of Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				15,646,583
Nick Khan [Member] | PEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				752,822
Nick Khan [Member] | PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nick Khan [Member] | PEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(963,940)
Nick Khan [Member] | PEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nick Khan [Member] | PEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (5,660,846)

[1]	No adjustments made for pension or dividends not otherwise included in total compensation.